NOTE 11 - NOTES PAYABLE	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
NOTE 11 - NOTES PAYABLE

NOTE 11 - NOTES PAYABLE

At June 30, 2012, the Company was liable on the following Promissory notes:

(see notes to the accompanying table)

Date of		Date Obligation	Interest		Balance Due
Obligation	Notes	Matures	Rate (%)		6/30/12 ($)
9/17/2009	4	9/17/2010	12		$11,350
5/29/2009	4	9/17/2010	12	*	30,404
9/17/2009	4	9/17/2010	18	*	3,430
3/25/2012	4	4/1/2012	18		10,521
5/5/2012	4	5/12/2012	12	*	10,100
5/21/2012	4	5/28/2012	12	*	19,793
11/4/2009	11	11/4/2012	9		98,391
11/4/2009	11	11/4/2012	9		98,391
11/4/2009	11	11/4/2012	9		98,391
5/30/2010	2	12/31/2011	8		118,620
3/1/2010	9	See footnote 10	0		497,000
4/1/2010	3	6/30/2011	9		21,700
7/26/2010	5	7/26/2012	10		118,974
8/10/2010	6	8/10/2012	10		29,542
8/31/2011	7	5/31/2012	8		25,000
7/1/2011	1	7/1/2013	18		133,000
2/18/2010	3	12/1/2010	4		137,450
2/15/2010	3	2/15/2010	8		201,500
3/3/2010	10	3/31/12	10		-
3/4/2011	12	9/8/2011	14		133,247
3/4/2011	12	9/22/2011	14		100,000
8/1/2010	13	12/3/2020	2		137,000
3/24/2010	13	12/31/2020	2		42,000
8/1/2010	13	12/31/2020	2		5,000
8/1/2010	13	12/31/2020	2		5,000
5/31/2011	14	5/31/2013	8		172,190
6/9/2011	15	5/9/2011	14		641,816
6/1/2011	16	12/1/2011	8		67,352
8/11/2011	17	4/11/2012	12		20,500
8/12/2011	19	2/12/2012	10		26,000
9/12/2011	20	3/12/2012	8		25,000
9/3/2011	21	3/3/2012	8		8,975
10/1/2011	22	6/30/2012	6		6,174
11/15/2011	8	8/17/2012	8		25,000
1/27/2012	23	7/27/2012	8		13,700
3/1/2012	23	9/1/2012	8		10,000
3/15/2012	23	9/5/2012	8		19,000
1/25/2012	24	1/25/2013	12		30,804
3/28/2012	22	3/28/2013	15		20,000
3/30/2012	8	On Demand	10		10,800
Unamortized Discount					(36,925)
Total					3,146,189

*	Compounded

Notes:

Other than as described at Notes 1, 6, 7, 8, 9, 17, 18, 19, 22, 23, and 24 none of the other notes had conversion options.

Note 1: On January 15, 2010, the Company issued an $86,000 Convertible Promissory Note (“Convertible Note”) and a registration rights agreement (“RRA”) to an investor for making a $1,000,000 cash loan.  The Convertible Note has no specified interest rate and was scheduled to mature six months from the closing date.  At the investor’s option, the outstanding principal amount, including all accrued and unpaid interest and fees, may be converted into shares of common stock at the conversion price, which is 75% of the lower of (a) $0.08 per share; or (b) the lowest three-day common stock volume weighted average price during the prior twenty business days. In addition, if the Company sells common shares or securities convertible into common shares, the Conversion Price shall become the lower of: (a) the conversion price in effect immediately prior to the sale of securities; or (b) the conversion price of the securities sold.

The RRA provides both mandatory and piggyback registration rights.  The Company was obligated to (a) file a registration statement for 40,000 common shares (subject to adjustment) no later than 14 days after the closing date, and (b) have it declared effective no later than the earlier of (i) five days after the SEC notifies the Company that it may be declared effective or (ii) 90 days from the closing date.  The Company was obligated to pay the investor a penalty of $100 for each day that it is late in meeting these obligations. The Company’s registration statement was filed late and on March 18, 2010 it was withdrawn.

Upon occurrence of an Event of Default (various specified events), the Lender may (a) declare the unpaid principal balance and all accrued and unpaid interest thereon immediately due and payable; (b) at anytime after January 31, 2010, immediately draw on the LOC to satisfy EGPI’s obligations; and (c) interest will accrue at the rate of 18%.

Upon occurrence of a Trigger event: (a) the outstanding principal amount will increase by 25%; and (b) interest will accrue at the rate of 18%. The Trigger Event effects shall not be applied more than two times. There are various Trigger Events, including (a) the five-day common stock VWAP declines below $0.04; (b) the ten-day average daily trading volume declines below $5,000; (c) a judgment against EGPI in excess of $100,000; (d) failure to file a registration statement on time; (e) failure to cause a registration statement to become effective on time; (f) events of default; and (g) insufficient authorized common shares.

During the first quarter of 2010, the Company tripped two trigger events and incurred resulting penalties and incremental debt obligation. These events increased the outstanding principal amount of the Convertible Note by approximately $22,000 and $27,000 of trigger penalties.

It was determined that the Convertible Note’s conversion option, plus other existing equity instruments (warrants outstanding; see Notes 2 and 7 below) of the Company, were required to be (re)classified as derivative liabilities as of January 15, 2010, because (a) the Convertible Note provides conversion price protection; and (b) the quantity of shares issuable pursuant to the conversion option is indeterminate.  The conversion option and the related instruments were initially valued at $63,080 (expected term of 0.5 years; risk-free rate of 0.15%; and volatility of 95%) and this amount was recorded as a note discount and derivative liability. The derivative liabilities were then marked to the market to an aggregate value of $16,158 (expected term of 0.3 years; risk-free rate of 0.16%; and volatility of 95%) at December 31, 2010.

On May 12, 2010, the parties to the Convertible Note executed a Waiver of Trigger Event, which stipulated: (1) the principal outstanding on the Convertible Note was fixed at $147,500 as of May 12, 2010; (2) the remaining impact of the trigger events and failure to register the shares was waived; (3) the interest rate was reset at 9%; (4) the number of shares issuable under the conversion option was capped at 150 million shares; (5) the repricing provision of the conversion option was eliminated; and (6) the maturity date of the note was revised to August 15, 2010.  In addition, if the market price of the Company’s common stock declines such that the conversion option would be capped at the agreed 150 million shares, the repayment date is accelerated and the outstanding balance on the note is immediately due and payable.  As a result of the above, the conversion option and related instruments were revalued as of May 12, 2010 and were reclassified to paid-in-capital (equity) in the amount of $50,303 (expected term of 0.3 years; risk-free rate of 0.16%; and volatility of 95%).

Effective August 3, 2010 the Company entered into a Promissory Note in the amount of $153,046 with an entity that had acquired and then exchanged the Debt described above. The terms of the Promissory Note are for 8% interest, with principal and interest all due on or before August 3, 2012. In July 2011 a judgment was issued for $202,000 to be paid over two years with no interest, except if there is a default, then interest of 18% will accrue. As a result of defaults by the Company under the agreed upon settlement terms, another settlement agreement was entered into on January 31, 2012. This settlement required the payment of monthly amounts of $10,000 by the Company over 18 months and no default interest is owed until the Company defaults on a payment under these newly agreed upon terms. Default interest of 18% will accrue in the event of default. A total of $50,000 in payments in cash and $6,000 payments in stock were issued during the six months ended June 30, 2012, reducing the balance of the amount due to $133,000.

Note 2: For the three months ended June 30, 2012, we have received no cash proceeds for these debt obligations, settled $45,800 in debt for common stock, yielding a balance of $118,620 at the period end.

Note 3: For the six months ended June 30, 2012 the Company has a debt obligation of $21,700 for which no payments were made during the period.   The company also had a promissory note of $201,500 for which no payments were made during the period.  The company also had a promissory note of $133,550 for which no payments were made during the period and included $3,900 in accrued interest added to the principal value of the note.

Note 4:  During 2009 we received cash proceeds for the aggregate amount of $41,307, which is payable in principal and interest with rates ranging from 12-18%. During the six months ended June 30, 2012 we received additional cash proceeds of $ 39,500 which is payable in principal and interest at 12%.

Note 5: On July 26, 2010, we issued a $165,000 secured convertible promissory note that is convertible at the election of the holder any time after issuance, or upon an Event of Default, or when due in 24 months on July 26, 2012. While the notes have not yet become due or repaid, there was no Event of Default as of June 30, 2012, or thereafter. The Company evaluated the note and determined that the shares issuable pursuant to the conversion option were indeterminate and therefore this conversion option and all other dilutive securities would be classified as a derivative liability as of July 26, 2010. This note also contains conversion price reset provisions which also factor into the derivative value.  The July 26, 2010 value of the conversion option of $165,000 was recorded as a note discount, to be amortized over the life of the note, and derivative liability.  For the six months ended June 30, 2012, the Company recognized note discount amortization of $71,669.  The discount is amortized using the effective interest method.

Note 6: On August 10, 2010, we issued a $35,000 convertible promissory note that is convertible at the election of the holder any time after issuance, or upon an Event of Default, or when due in 24 months on August 10, 2012. While the notes have not yet become due or repaid, there was no Event of Default as of June 30, 2012, or thereafter. The Company evaluated the note and determined that, because the shares issuable pursuant to the July 26, 2010 convertible note are indeterminate, the conversion option associated with this note is deemed to be a derivative liability.  This note also contains conversion price reset provisions which also factor into the derivative value.  The August 10, 2010 value of the note of $35,000 was recorded as a note discount, to be amortized over the life of the note, and derivative liability.  For the six months ended June 30, 2012, the Company recognized note discount amortization of $25,996.  The discount is amortized using the effective interest method.

Note 7: On August 31, 2011, we issued a $25,000 convertible promissory note that is convertible at the election of the holder any time after issuance, or upon an Event of Default, or when due in 9 months on May 31, 2012. The notes are currently past due.  The Company evaluated the note and determined that, because the shares issuable pursuant to the convertible note are indeterminate, the conversion option associated with this note is deemed to be a derivative liability. This note also contains conversion price reset provisions which also factor into the derivative value.  The August 31, 2011 value of the note of $25,000 was recorded as a note discount, to be amortized over the life of the note, and derivative liability.  For the six months ended June 30, 2012, the Company recognized note discount amortization of $9,621.

Note 8: On November 15, 2011, we issued a $25,000 convertible promissory note that is convertible at the election of the holder any time after issuance, or upon an Event of Default, or when due in 9 months on August 17, 2012. While the notes have not yet become due or repaid, there was no Event of Default as of June 30, 2012, or thereafter.  The Company evaluated the note and determined that, because the shares issuable pursuant to the convertible note are indeterminate, the conversion option associated with this note is deemed to be a derivative liability. This note also contains conversion price reset provisions which also factor into the derivative value.  The November 15, 2011 value of the note of $25,000 was recorded as a note discount, to be amortized over the life of the note, and derivative liability.  For the six months ended June 30, 2012, the Company recognized note discount amortization of $6,289  The discount is amortized using the effective interest method. In March of 2012, the Company entered into an additional note for $25,000 with the same terms, except the new note was due on demand. The $25,000 was recorded as a note discount and expensed immediately due to the fact that the note is due on demand. The remaining balance due on this second note was $10,800 as of June 30, 2012.

Note 9:  On March 1, 2010, we issued non-interest bearing, convertible notes for services, renewable annually until paid through conversions.  The total debt owing under these agreements is $180,000, which is composed of two $90,000 debts owed to two professional service firms.  During the six months ended June 30, 2012, an additional $120,000 in promissory notes were issued to these firms for services provided.  These notes can be converted at 50% of the closing price of the stock on the day preceding the conversion date.  The Company evaluated the note and determined that the conversion option associated with this note is deemed to be a derivative liability.  During the six months ended June 30, 2012, $15,500 of these notes were settled by the issuance of common stock.

Note 10:  For the period ended June 30, 2012 we have balance on debt obligations owed totaling $795,128, related to the acquisition of a subsidiary in March 2010.  A total of $28,875 of this debt was settled by the issuance of stock during the six months ended June 30, 2012.

Note 11:  Promissory notes totaling $295,173, which were issued in conjunction with the acquisition of SATCO.

Note 12:  Accounts Payable of $133,247 due to Contegra Construction by Energy Ventures One, Inc, a Company subsidiary was converted to a Note Payable in March 2011.  Energy Ventures One also has a Line of Credit with Masters Equipment, Inc. with a balance due of $100,000 at June 30, 2012.

Note 13:  The Company’s subsidiary Arctic Solar Engineering, LLC issued promissory notes to various individuals for working capital, all maturing in 2020 at an interest rate of 2%.  Additional interest expense was imputed on these balances.

Note 14: The balance owed under these debt obligations is $172,190 as of June 30, 2012.

Note 15: Effective May 9, 2011 the Company entered into a Promissory Note in the amount of $210,000, and amended December 9, 2011 to $315,625. The note was further amended in June 2012 to $641,816. The terms of the note are for 14% interest, with principal and interest all due on or before May 9, 2013. The loan is collateralized with the oil and gas leases held in our subsidiary Energy Producers, Inc.

Note 16: Effective June 1, 2011 the Company entered into a Promissory Note in the amount of $39,000. The terms of the note are for 8% interest only, with principal and interest all due on or before December 1, 2011. Effective September 2, 2011, the Company entered into an additional Promissory Note in the amount $20,500 with same terms due on or before March 2 2012. Also on September 28, 2011, the Company entered into an additional Promissory Note in the amount of $8,000, same terms, due on or before March 28, 2012. A fourth Promissory Note of $17,500 entered into on October 24, 2011 under the same terms, brings the total owed to $85,000 at December 31, 2011. In the six months ended June 30, 2012, the Company settled $17,648 on this note by issuing common stock, leaving a balance of $67,352 at June 30, 2012.

Note 17: Effective August 11, 2011, the Company entered into a Convertible Promissory Note in the amount of $10,000. The terms of the note are 12% interest, with principal and interest all due on or before August 11, 2012. October 28, 2011, the Company entered into a Convertible Promissory Note in the amount of $17,000. The terms of the note are 12% interest, with principal and interest all due on or before June 11, 2012. On or after the maturity date, the notes may be converted based on the outstanding and unpaid principal and interest amount into fully paid and non-assessable shares of common stock at a 50% discount to the fair market value of the stock price at the time of conversion. The Company evaluated the notes and determined that the conversion option associated with this note is deemed a derivative liability. This note also contains conversion price reset provisions which factor into the derivative value. The August 11, 2011 and October 28, 2011 values of the notes of $10,000 and $17,000 were recorded as a note discount, to be amortized over the life of the note, and derivative liability. For the six months ended June 30, 2012, the Company recognized note discount amortization of $12,467. The discount is amortized using the effective interest method.

Note 18: Effective October 28, 2011, the Company entered into a Convertible Promissory Note in the amount of $50,000. The terms of the note are 12% interest, with principal and interest all due on or before October 28, 2012. On or after the maturity date, the note may be converted based on the outstanding and unpaid principal and interest amount into fully paid and non-assessable shares of common stock at a 50% discount to the fair market value of the stock price at the time of conversion. The Company evaluated the note, and determined that because the shares issuable are indeterminate, the conversion option associated with this note is deemed a derivative liability. The October 28, 2011 value of the note of $50,000 was recorded as a note discount to be amortized over the life of the note and derivative liability. For the quarter ended March 31, 2012, the Company recognized note discount amortization of $4,484. The discount is amortized using the effective interest method. The note was paid in full as of June 30,2012.

Note 19: Effective August 12, 2011 the Company entered into a Convertible Promissory Note in the amount of $50,000. The terms of the note are for 10% interest, with principal and interest all due on or before February 12, 2012. On, or after, the maturity date, the note may be converted based on the outstanding and unpaid principal and interest amount into fully paid and non-assessable shares of common stock at a 50% discount to the fair market value of the stock price at the time of conversion. The Company evaluated the note, and determined that because the shares issuable are indeterminate, the conversion option associated with this note is deemed a derivative liability. The August 12, 2011 value of the note of $50,000 was recorded as a note discount to be amortized over the life of the note, and derivative liability. The balance owing at June 30, 2012 is $26,000. For the six months ended June 30, 2012, the Company recognized note discount amortization of $8,819. The discount is amortized using the effective interest method.

Note 20: Effective September 12, 2011 the Company entered into a Convertible Promissory Note in the amount of $25,000. The terms of the note are for 8% interest, with principal and interest all due on or before March 12, 2012. On or after the maturity date, the note may be converted based on the outstanding and unpaid principal and interest amount into fully paid and non-assessable shares of common stock at a 50% discount to the fair market value of the stock price at the time of conversion. The Company evaluated the note and determined that because issuable shares are indeterminate, the conversion option associated with this note is deemed a derivative liability. For the six months ended June 30, 2012, the Company recognized note discount amortization of $8,473. The discount is amortized using the effective interest method.

Note 21: Effective September 3, 2011 the Company entered into an Unsecured Promissory Note in the amount of $20,000. The terms of the note are for 8% per annum interest. During the six months ended June 30, 2012 the Company settled $11,025 of the debt, leaving a balance of $8,975 at June 30, 2012.

Note 22: Effective October 1, 2011, the Company entered into a Convertible Promissory Note in the amount of $11,250. The terms of the note are for 6% interest with principal and interest due on demand. The note may be converted based on the outstanding and unpaid principal and interest amount into fully paid and non-assessable shares of common stock at a 50% discount to the fair market value of the stock price at the time of conversion. The Company evaluated the note and determined that because the shares issuable are indeterminate, the conversion option associated with this note is deemed a derivative liability. The October 1, 2011 value of the note of $11,250 was recorded as a note discount to be amortized over the life of the note and derivative liability. In March 2012 an additional note for $20,000 was issued bearing the same terms. For the six months ended June30, 2012, the Company recognized no note discount amortization as the note was satisfied in the second quarter.

Note 23: Effective January 27, 2012, the Company entered into a Promissory Note in the amount of $13,700. The terms of the note are for 8% interest, with principal and interest all due on or before July 27, 2012. Effective March 1, 2012 the Company entered into an additional Promissory Note in the amount of $10,000 with the same terms due on or before September 1, 2012 Effective March 5, 2012, the Company entered into an additional Promissory Note in the amount of $19,000 with the same terms due on or before September 5, 2012.

Note 24: Effective January 25, 2012, the Company entered into a Convertible Promissory Note in the amount of $50,000. The terms of the note are for interest of 12% with principal and interest due on or before January 25, 2013. The note may be converted based on the outstanding and unpaid principal and interest amount into fully paid and non-assessable shares of common stock at a 60% discount to the fair market value of the stock at the time of conversion. The Company evaluated the note and determined that because the shares issuable are indeterminate, the conversion option associated with this note is deemed a derivative liability. The January 25, 2012 value of the note for $50,000 was recorded as a note discount to be amortized over the life of the note and derivative liability. On March 28, 2012 an additional note for $20,000 was issued bearing the same terms. For the six months ended June 30, 2012, the Company recognized note discount of $34,915. The discount is amortized using the effective interest rate.

Although a portion of our debt is not due within 12 months, given our working capital deficit and cash positions and our ability to service the debt on a long term basis is questionable, the notes are all effectively in default and treated as current liabilities.